10. BIOLOGICAL ASSETS (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of reconciliation of changes in biological assets [line items]
Beginning balance	R$ 2,414.2
Ending balance	2,574.4	R$ 2,414.2
Current biological assets [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Beginning balance	1,510.5	1,645.1
Additions/Transfer	2,235.4	2,239.9
Business combination	0.0	103.0
Changes in fair value	1,195.1	1,379.1
Harvest	0.0	0.0
Write-off	0.0	0.0
Transfer between current and non-current	136.5	148.6
Transfer to inventories	(3,520.0)	(3,997.4)
Exchange variation	(25.2)	(7.8)
Restatement by Hyperinflation	0.0	0.0
Transfer to/from assets held for sale	(19.2)	0.0
Ending balance	1,513.1	1,510.5
Current biological assets [Member] | Live animals [Member] | Poultry [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Beginning balance	699.9	770.8
Additions/Transfer	415.4	547.9
Business combination	0.0	103.0
Changes in fair value	967.0	1,290.4
Harvest	0.0	0.0
Write-off	0.0	0.0
Transfer between current and non-current	65.1	69.9
Transfer to inventories	(1,539.5)	(2,076.2)
Exchange variation	(18.7)	(5.9)
Restatement by Hyperinflation	0.0	0.0
Transfer to/from assets held for sale	(6.4)	0.0
Ending balance	582.8	699.9
Current biological assets [Member] | Live animals [Member] | Pork [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Beginning balance	810.6	874.3
Additions/Transfer	1,820.0	1,692.0
Business combination	0.0	0.0
Changes in fair value	228.1	88.7
Harvest	0.0	0.0
Write-off	0.0	0.0
Transfer between current and non-current	71.4	78.7
Transfer to inventories	(1,980.5)	(1,921.2)
Exchange variation	(6.5)	(1.9)
Restatement by Hyperinflation	0.0	0.0
Transfer to/from assets held for sale	(12.8)	0.0
Ending balance	930.3	810.6
Non-current biological assets [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Beginning balance	903.7	917.4
Additions/Transfer	511.8	323.4
Business combination	0.0	0.0
Changes in fair value	(133.7)	(137.0)
Harvest	(36.6)	(41.2)
Write-off	(14.3)	(12.3)
Transfer between current and non-current	(136.6)	(142.4)
Transfer to inventories	0.0	0.0
Exchange variation	(9.3)	(0.3)
Restatement by Hyperinflation	3.2	0.0
Transfer to/from assets held for sale	(26.8)	(3.9)
Ending balance	1,061.3	903.7
Non-current biological assets [Member] | Live animals [Member] | Poultry [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Beginning balance	325.9	349.1
Additions/Transfer	246.3	84.3
Business combination	0.0	0.0
Changes in fair value	(95.9)	(31.0)
Harvest	0.0	0.0
Write-off	(6.2)	(8.4)
Transfer between current and non-current	(65.1)	(69.9)
Transfer to inventories	0.0	0.0
Exchange variation	(3.5)	1.8
Restatement by Hyperinflation	0.1	0.0
Transfer to/from assets held for sale	(20.1)	0.0
Ending balance	381.4	325.9
Non-current biological assets [Member] | Live animals [Member] | Pork [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Beginning balance	313.9	298.3
Additions/Transfer	233.6	203.8
Business combination	0.0	0.0
Changes in fair value	(144.7)	(113.4)
Harvest	0.0	0.0
Write-off	0.0	(0.2)
Transfer between current and non-current	(71.5)	(72.5)
Transfer to inventories	0.0	0.0
Exchange variation	(5.8)	(2.1)
Restatement by Hyperinflation	3.1	0.0
Transfer to/from assets held for sale	(11.6)	0.0
Ending balance	317.0	313.9
Non-current biological assets [Member] | Forests [Member]
Disclosure of reconciliation of changes in biological assets [line items]
Beginning balance	263.9	270.0
Additions/Transfer	31.9	35.3
Business combination	0.0	0.0
Changes in fair value	106.9	7.4
Harvest	(36.6)	(41.2)
Write-off	(8.1)	(3.7)
Transfer between current and non-current	0.0	0.0
Transfer to inventories	0.0	0.0
Exchange variation	0.0	0.0
Restatement by Hyperinflation	0.0	0.0
Transfer to/from assets held for sale	4.9	(3.9)
Ending balance	R$ 362.9	R$ 263.9